Income and Expenses (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Other bad debt expenses	₩ 341,816	₩ 71,412
Losses on disposal of property and equipment		4,172
Impairment losses on property and equipment		601,792
Miscellaneous expenses	31,562	63
Total	₩ 373,378	₩ 677,439